            August 26, 2014

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:       Form N-14 for the Calvert VP Inflation Protected Plus Portfolio, a series of Calvert Variable Products, Inc. (File No. 333-197456)

Ms. Roberts:

I received your voicemail on August 18, 2014 indicating that you did not have any legal comments regarding the preliminary Form N-14 for the reorganization of Calvert VP Inflation Protected Plus Portfolio into Calvert VP Investment Grade Bond Index Portfolio (the “Reorganization”).  Your voicemail indicated that Tony Durak had accounting comments regarding the preliminary Form N-14.  Mr. Durak provided me with his comments telephonically on August 20, 2014.  In response to those comments, I have attached a revised Form N-14 for the Reorganization.  Capitalized terms used in this letter have the meaning assigned thereto in the Registration Statement.

The revised documents include the following revisions in response to Mr. Durak’s comments:

(i)              under “Information About The Reorganization – Operating Expenses of the Combined Portfolio”, the sentence indicating that the anticipated efficiencies of the Reorganization are not reflected in the Pro Forma Combined Portfolio expenses shown in the tables under "Expense Comparison” has been deleted and replaced by a sentence indicating that the anticipated efficiencies of the Reorganization are reflected therein but that the expense ratio of the Pro Forma Combined Portfolio is not reduced because the assets of the Merging Portfolio are significantly smaller than the assets of the Acquiring Portfolio;

(ii)            under “Information About The Reorganization – Capitalization”, the number of shares shown in the table under the column “Pro Forma Adjustments” has been changed from “(88,766)” to “88,766”;

(iii)           in the Reorganization SAI, the second to last paragraph under “Pro Forma Financial Information for the Year Ended December 31, 2013”, has been revised to add text that explains why the Merging Portfolio will sell approximately 80% of its assets in connection with the Reorganization, while the text describing the securities to be purchased was left unchanged because it already indicates that the proceeds will be “reinvested in securities in the Barclays U.S. Aggregate Bond Index that the Merging Portfolio does not currently hold”; and

(iv)          the executed auditor consent, tax opinion and legal opinion are attached hereto.

In addition to the revisions that were made in response to Mr. Durak’s comments, the following additional revisions have been made:

(i)                  the anticipated date on which the Reorganization is expected to be completed has been changed throughout the Form N-14 from “November 15, 2014” to “November 14, 2014”;

(ii)                under “Synopsis – Overview of Portfolios Subject to Transaction”, the chart describing the net assets of each Portfolio has been updated to reflect data as of the Record Date, which is a date within 30 days of the proposed effective date;

(iii)               under “Synopsis – Sale of Merging Portfolio Securities”, the dollar amount of the Merging Portfolio securities expected to be liquidated has been updated to reflect data as of the Record Date, but the estimated cost of liquidating and reinvesting those securities is unchanged because of the potential for additional costs associated with liquidating smaller lot sizes;

(iv)              under “Performance”, the number “-7.41%” in the bar chart showing the performance of Inflation Protected Portfolio in 2013 has been moved to the bottom of the bar;

(v)                under “Information About The Reorganization”, a sentence has been added to explain that Inflation Protected Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date;

(vi)              under “Voting Information – Record Date”, the previously omitted information regarding the number of outstanding shares of the Merging Portfolio has been added;

(vii)             under “Voting Information – Control Persons and Principal Holders of Securities”, the previously omitted information regarding the number of shares and related percentages held by the various shareholders has been added;

(viii)           Sections 6(c) and 7(c) of the Agreement and Plan of Reorganization have been updated to reflect the number of shares of each Portfolio outstanding as of the Record Date; and

(ix)              various typographical corrections and other non-material changes have been made in the Prospectus/Proxy Statement, the Reorganization SAI and the Part C.

On behalf of the Registrant, I acknowledge that:

Calvert Variable Products, Inc. is responsible for the adequacy and accuracy of the disclosure in its filings;

Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

Calvert Variable Products, Inc. may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The revisions included in the attached Form N-14 will be included in a Rule 497 definitive filing to be made after the Form N-14 becomes automatically effective on August 28, 2014.

As always, please feel free to contact me at 301-657-7044 with any questions or comments about this filing.

            Very truly yours,

            /s/ Andrew K. Niebler

            Andrew Niebler

            Associate General Counsel

            Calvert Investments, Inc.